Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	FDML
Entity Registrant Name	FEDERAL MOGUL CORP
Entity Central Index Key	0001419581